Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of share-based payment arrangements [Abstract]
Schedule of number and weighted average exercise prices of share options outstanding	RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of June 30, 2019	38,128,994	1,220,826	2.47	9,211,611
RSUs granted	(3,083,015)	—	—	3,083,015
RSUs canceled	874,564	—	—	(874,564)
RSUs settled	—	—	—	(4,048,319)
Share options exercised	—	(761,945)	2.37	—
Share options canceled	707	(707)	1.03	—
Balance as of June 30, 2020	35,921,250	458,174	$2.65	7,371,743
RSUs granted	(2,415,324)	—	—	2,415,324
RSUs canceled	777,183	—	—	(777,183)
RSUs settled	—	—	—	(3,468,136)
Share options exercised	—	(390,802)	2.98	—
Balance as of June 30, 2021	34,283,109	67,372	$0.75	5,541,748
Share options vested and exercisable as of June 30, 2021		67,372	$0.75
Share options vested and exercisable as of June 30, 2020		457,663	$2.65

Schedule of number and weighted average exercise prices of other equity instruments	RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of June 30, 2019	38,128,994	1,220,826	2.47	9,211,611
RSUs granted	(3,083,015)	—	—	3,083,015
RSUs canceled	874,564	—	—	(874,564)
RSUs settled	—	—	—	(4,048,319)
Share options exercised	—	(761,945)	2.37	—
Share options canceled	707	(707)	1.03	—
Balance as of June 30, 2020	35,921,250	458,174	$2.65	7,371,743
RSUs granted	(2,415,324)	—	—	2,415,324
RSUs canceled	777,183	—	—	(777,183)
RSUs settled	—	—	—	(3,468,136)
Share options exercised	—	(390,802)	2.98	—
Balance as of June 30, 2021	34,283,109	67,372	$0.75	5,541,748
Share options vested and exercisable as of June 30, 2021		67,372	$0.75
Share options vested and exercisable as of June 30, 2020		457,663	$2.65

Schedule of number and weighted average exercise prices of RSUs outstanding
The following table summarizes information about share options outstanding as of June 30, 2021:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	53,037	$0.61	3.64
$1.14	13,606	1.14	5.07
$3.18	729	3.18	2.33
	67,372	$0.75	3.92
The following table summarizes information about share options outstanding as of June 30, 2020:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	78,563	$0.62	78,563	$0.62	4.86
$1.14	21,024	1.14	20,513	1.14	6.07
$3.18	358,587	3.18	358,587	3.18	3.23
	458,174	$2.65	457,663	$2.65	3.64

Schedule of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about share options outstanding as of June 30, 2021:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	53,037	$0.61	3.64
$1.14	13,606	1.14	5.07
$3.18	729	3.18	2.33
	67,372	$0.75	3.92
The following table summarizes information about share options outstanding as of June 30, 2020:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	78,563	$0.62	78,563	$0.62	4.86
$1.14	21,024	1.14	20,513	1.14	6.07
$3.18	358,587	3.18	358,587	3.18	3.23
	458,174	$2.65	457,663	$2.65	3.64